Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	¥ 24,298	¥ 20,748
Fair value of derivative liabilities	25,014	20,995
Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	19,177	14,896
Fair value of derivative liabilities	20,350	16,071
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	4,938	5,625
Fair value of derivative liabilities	4,633	4,908
Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	97	146
Fair value of derivative liabilities	94	62
Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	18	20
Fair value of derivative liabilities	17	20
Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	53	51
Fair value of derivative liabilities	59	53
Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	15	10
Fair value of derivative liabilities	(139)	(119)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	24,295	20,744
Fair value of derivative liabilities	25,007	20,992
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	19,177	14,896
Fair value of derivative liabilities	20,350	16,071
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	4,935	5,621
Fair value of derivative liabilities	4,626	4,905
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	97	146
Fair value of derivative liabilities	94	62
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	18	20
Fair value of derivative liabilities	17	20
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	53	51
Fair value of derivative liabilities	59	53
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	15	10
Fair value of derivative liabilities	(139)	(119)
Designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	3	4
Fair value of derivative liabilities	7	3
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	3	4
Fair value of derivative liabilities	7	3
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	¥ 0	¥ 0